As filed with the U.S. Securities and Exchange Commission on May 12, 2017
File No. 333-170106
File No. 811-22486
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 21	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 24	[X]

(Check appropriate box or boxes.)
GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Office) (Zip Code)

(800) 664-5345
Registrant's Telephone Number, including Area Code

Carrie Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)

Please send copies of all communications to:
Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on (May 14, 2017) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 21 to the Registration Statement (the "Amendment") of GPS Funds II (the "Trust") is being filed for the purpose of : (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment and (ii) updating certain information contained in the prospectus and statement of additional information relating to the GuidePath® Flexible Income Allocation Fund (the "Fund").  The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust's other series.

GPS FUNDS II
GuidePath® Flexible Income Allocation Fund
Service Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2016

The date of this supplement is May 14 , 2017.

1. The information in the "Principal Investment Strategies of the Fund" section beginning on page 54 is deleted in its entirety and replaced with the following:

The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds ("ETFs"). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." AssetMark, Inc. ("AssetMark" or the "Advisor") believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes ("ETNs").

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities, higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund's assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.
1

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.
The Fund's asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

2. The "Principal Risks of Investing in the Fund" section beginning on page 55 is revised to add the following:

Leveraged ETF/ETN Risk: The Fund's use of leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all. Most leveraged ETFs and ETNs "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

3. "Fund of Funds Risk" in the "Principal Risks of Investing in the Fund" section beginning on page 55 is revised to add the following:

By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses.

4. The information in the "Performance" section beginning on page 57 is deleted in its entirety and replaced with the following:

The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund changed its investment strategy on January 19, 2016 and again on May 14 , 2017.  The performance set forth below is mostly attributable to the previous investment strategies.
2

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund's Service Shares (as of March 31, 2017) was 1.30% .

During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2016	2.38%
Worst Quarter:	Quarter ended June 30, 2013	-3.21%

Average Annual Total Returns for Periods Ended December 31, 2016
	One Year	Since Inception (August 31, 2012)
Flexible Income Allocation Fund
Return Before Taxes	3.82%	0.70%
Return After Taxes on Distributions	2.96%	-0.01%
Return After Taxes on Distributions and Sale of Fund Shares	2.18%	0.23%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	1.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

5. The information in the "Investment Objective and Principal Investment Strategies" section on page 78 is deleted in its entirety and replaced with the following:

Investment Objective
3

GuidePath® Flexible Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio. As a secondary objective, the Fund seeks capital appreciation. The Fund's investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies

The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs. The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including ADRs and GDRs) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities, higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund's assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.

The Fund's asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more
4

defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments. The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates. These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

6. The "MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT" section beginning on page 81 is revised to add the following:

Leveraged ETF/ETN Risk: A Fund's use of leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all. Most leveraged ETFs and ETNs "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

7. The table in the "MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT" section on page 83 is revised as follows:

• Applicable -- Not Applicable	GuidePath® Flexible Income Allocation Fund
Alternative Strategies Risk	•
Changing Fixed Income Market Conditions	•
Commodities Risk	--
Convertible Securities Risk	•
Credit Risk	•
Derivatives Risk	•
Emerging Markets Risk	•
Energy Sector Risk	--
Exchange-Traded Funds Risk	•
Extension Risk	--
Focus Risk	--
Foreign Exchange Trading Risk	•
Foreign Securities Risk	•
Fund of Funds Risk	•
Growth Investment Risk	•
High-Yield Debt Securities Risk	•
Inflation-Indexed Securities Risk	--
Interest Rate Risk	•

5

Leveraged ETF/ETN Risk	•
Leverage Risk	--
Liquidity Risk	•
Loan Risk	•
Managed Futures Regulatory Risk	--
Management Risk	•
Market Risk	•
Maturity Risk	•
Mortgage- and Asset-Backed Securities Risk	•
Municipal Securities Risk	•
Non-Diversification Risk	--
Pooled Investment Vehicle Risk	--
Portfolio Turnover Risk	--
Real Estate Risk	--
Short Position Risk	--
Small and Medium Capitalization Company Risk	•
Tax Risk	--
Tax Risk – Investment in Commodities	--
U.S. Government Agency Obligations Risk	•
Valuation Risk	--
Value Investment Risk	•
Wholly-Owned Subsidiary Risk	--

8. The "Financial Highlights" section of the prospectus beginning on page 119 is replaced with the following to include figures for the period ended September 30, 2016:

		Flexible Income Allocation Fund Service
	Period Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.55	$9.77	$9.64	$9.98	$10.00

Income from investment operations:
Net investment income	0.09(6)	0.14(6)	0.19	0.15	0.10
Net realized and unrealized gains (losses) on investments	0.23	(0.21)	0.13	(0.30)	(0.04)
Total from investment operations	0.32	(0.07)	0.32	(0.15)	0.06

Less distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.19)	(0.16)	(0.08)
Dividends from net	—	—	—	(0.03)	—*

6

realized gains
Total distributions	(0.10)	(0.15)	(0.19)	(0.19)	(0.08)

Net asset value, end of year	$9.77	$9.55	$9.77	$9.64	$9.98

Total return	3.39%[2]	-0.75%	3.32%	-1.47%	0.59%[2]

Supplemental data and ratios:
Net assets, end of year	$104,303,816	$114,740,157	$143,904,504	$213,499,393	$227,815,865

Ratio of expenses to average net assets(4)(7)
Before expense reimbursement (recapture) and securities lending credit	1.10%[3]	1.04%	1.02%	1.01%	1.09%[3]
After expense reimbursement (recapture) and securities lending credit	0.87%[3]	0.93%	0.92%	0.92%	1.03%[3]

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	1.61%[3]	1.32%	1.72%	1.40%	1.78%[3]
After expense reimbursement (recapture) and securities lending credit	1.84%[3]	1.43%	1.82%	1.49%	1.84%[3]

Portfolio turnover rate	41.91%[2]	147.81%	22.67%	67.82%	18.75%[2]

Portfolio Turnover is calculated for the Fund as a whole.
1.	Commencement of operations.
2.	Not annualized.
3.	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

6.	Net investment income/(loss) per share has been calculated based on the average shares outstanding during the year.
7.	The ratio of expenses to average net assets includes interest expense where applicable.
*	Amount represents less than $0.01 per share.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
7

GPS FUNDS II
GuidePath® Flexible Income Allocation Fund
Institutional Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2016

The date of this supplement is May 14 , 2017.

1. The information in the "Principal Investment Strategies of the Fund" section beginning on page 69 is deleted in its entirety and replaced with the following:

The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds ("ETFs"). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." AssetMark, Inc. ("AssetMark" or the "Advisor") believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes ("ETNs").

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities, higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund's assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.

The Fund's asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

2. The "Principal Risks of Investing in the Fund" section beginning on page 71 is revised to add the following:

Leveraged ETF/ETN Risk: The Fund's use of leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all. Most leveraged ETFs and ETNs "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

3. "Fund of Funds Risk" in the "Principal Risks of Investing in the Fund" section beginning on page 71 is revised to add the following:

By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses.

4. The information in the "Performance" section beginning on page 73 is deleted in its entirety and replaced with the following:

The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund changed its investment strategy on January 19, 2016 and again on May 14 , 2017 .  The performance set forth below is mostly attributable to the previous investment strategies.

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund's Institutional Shares (as of March 31, 2017) was 1.43% .

During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2016	3.27%
Worst Quarter:	Quarter ended June 30, 2013	-3.10%

Average Annual Total Returns for Periods Ended December 31, 2016
	One Year	Since Inception (September 13, 2012)
Flexible Income Allocation Fund – Institutional Shares
Return Before Taxes	5.11%	1.45%
Return After Taxes on Distributions	3.97%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	0.68%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	1.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

5. The information in the "Investment Objective and Principal Investment Strategies" section beginning on page 102 is deleted in its entirety and replaced with the following:

Investment Objective

GuidePath® Flexible Income Allocation Fund seeks to provide current income while moderating risk and volatility in the portfolio. As a secondary objective, the Fund seeks capital appreciation. The Fund's investment objectives are non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies

The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and ETFs. The Advisor believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including ADRs and GDRs) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities, higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund's assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.

The Fund's asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

The derivative instruments in which the Underlying Funds may take positions include fixed income and/or currency futures, forwards, options, swaps (including, among others, credit default swaps), credit derivatives and similar instruments. The Underlying Funds may enter into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rates. These instruments may include currency and cross-currency forwards, currency and cross-currency swaps, and currency index futures contracts.

6. The "MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT" section beginning on page 107 is revised to add the following:

Leveraged ETF/ETN Risk: A Fund's use of leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all. Most leveraged ETFs and ETNs "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

7.  The table in the "MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT" section on page 110 is revised as follows:

• Applicable -- Not Applicable	GuidePath® Flexible Income Allocation Fund
Alternative Strategies Risk	•
Changing Fixed Income Market Conditions	•
Commodities Risk	--
Convertible Securities Risk	•
Credit Risk	•
Derivatives Risk	•
Emerging Markets Risk	•
Energy Sector Risk	--
Exchange-Traded Funds Risk	•
Extension Risk	--
Focus Risk	--
Foreign Exchange Trading Risk	•
Foreign Securities Risk	•
Fund of Funds Risk	•
Growth Investment Risk	•
High-Yield Debt Securities Risk	•
Inflation-Indexed Securities Risk	--
Interest Rate Risk	•
Leveraged ETF/ETN Risk	•
Leverage Risk	--

Liquidity Risk	•
Loan Risk	•
Managed Futures Regulatory Risk	--
Management Risk	•
Market Risk	•
Maturity Risk	•
Mortgage- and Asset-Backed Securities Risk	•
Municipal Securities Risk	•
Non-Diversification Risk	--
Pooled Investment Vehicle Risk	--
Portfolio Turnover Risk	--
Real Estate Risk	--
Short Position Risk	--
Small and Medium Capitalization Company Risk	•
Tax Risk	--
Tax Risk – Investment in Commodities	--
U.S. Government Agency Obligations Risk	•
Valuation Risk	--
Value Investment Risk	•
Wholly-Owned Subsidiary Risk	--

8. The "Financial Highlights" section of the prospectus beginning on page 152 is replaced with the following to include figures for the period ended September 30, 2016:

	Flexible Income Allocation Fund
	Institutional
	Period Ended September 30, 2016 (unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.62	$9.76	$9.65	$10.00	$10.01

Income from investment operations:
Net investment income	0.12(6)	0.18(6)	0.25	0.19	0.13
Net realized and unrealized gains (losses) on investments	0.22	(0.11)	0.11	(0.27)	(0.04)
Total from investment operations	0.34	0.07	0.36	(0.08)	0.09

Less distributions:
Dividends from net investment income	(0.13)	(0.21)	(0.25)	(0.24)	(0.10)
Dividends from net realized gains	—	—	—	(0.03)	—*
Total distributions	(0.13)	(0.21)	(0.25)	(0.27)	(0.10)

Net asset value, end of year	$9.83	$9.62	$9.76	$9.65	$10.00

Total return	3.58%[2]	0.70%	3.75%	-0.83%	0.88%[2]

Supplemental data and ratios:
Net assets, end of year	$49,749	$49,872	$2,257,327	$960,185	$503,918

Ratio of expenses to average net assets(4)(7)
Before expense reimbursement (recapture) and securities lending credit	0.50%[3]	0.44%	0.42%	0.41%	0.50%[3]
After expense reimbursement (recapture) and securities lending credit	0.30%[3]	0.36%	0.31%	0.32%	0.43%[3]

Ratio of net investment income to average net assets(5)
Before expense reimbursement (recapture) and securities lending credit	2.21%[3]	1.76%	2.66%	1.98%	2.44%[3]
After expense reimbursement (recapture) and securities lending credit	2.41%[3]	1.84%	2.77%	2.07%	2.51%[3]

Portfolio turnover rate	41.91%[2]	147.81%	22.67%	67.82%	18.75%[2]

Portfolio Turnover is calculated for the Fund as a whole.
1.	Commencement of operations.
2.	Not annualized.
3.	Annualized.
4.	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
5.
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

6.	Net investment income/(loss) per share has been calculated based on the average shares outstanding during the year.
7.	The ratio of expenses to average net assets includes interest expense where applicable.
*	Amount represents less than $0.01 per share.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II
GuidePath® Flexible Income Allocation Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2016

The date of this supplement is May 14 , 2017.

1. The second paragraph on the cover page is revised as follows:

The GuidePath® Flexible Income Allocation Fund's unaudited financial statements are incorporated herein by reference to the Fund's Semi-Annual Report dated September 30, 2016. A copy of the Annual Report and Semi-Annual Report may be obtained without charge by calling or writing the Funds as shown below.

2. The first paragraph in the "Principal Holders, Control Persons and Management Ownership" section beginning on page 50 is revised as follows:

As of May 1 , 2017, the officers and Trustees of the Trusts, as a group, owned less than 1% of the outstanding shares of each of the GuidePath® Flexible Income Allocation Fund.

3. The second and sixteenth paragraphs and corresponding table in the "Principal Holders, Control Persons and Management Ownership" section beginning on page 50 are revised as follows:

The following table provides the name, address, and number of shares of each class owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the GuidePath® Flexible Income Allocation Fund as of May 1 , 2017 .

Principal Holders and Control Persons of the Flexible Income Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services, LLC Attention: Mutual Funds Department 499 Washington Boulevard, Floor 5 Jersey City, NJ 07310	8,845,126	86.18%	Record
Pershing LLC Attention: Mutual Funds P.O. Box 2052 Jersey City, NJ 07303	1,094,829	10.67%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
Mid Atlantic Trust Company FBO Ritterbush & Piotrowski LLP AssetMark 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	5,442	100%	Record

1

4. The first paragraph in the "Financial Statements" section on page 110 is revised as follows:

The GuidePath® Flexible Income Allocation Fund's unaudited financial statements and financial highlights for the fiscal period ended September 30, 2016, as set forth in the Fund's Semi-Annual Report, are incorporated by reference into this SAI.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
2

GPS FUNDS II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust.

(1)
Registrant's Amended and Restated Agreement and Declaration of Trust, adopted as of October 20, 2010, amended and restated as of January 6, 2011 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Registrant's Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(a)
Amendment to the Registrant's Certificate of Trust, as filed with the State of Delaware on January 14, 2011, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(b)
Amendment to the Registrant's Certificate of Trust, as filed with the State of Delaware on March 23, 2011 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)	Bylaws.

(1) Registrant's Amended and Restated Bylaws is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(c)	Instruments Defining Rights of Security Holders.

See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed and incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

See also, Article II, "Meetings of Shareholders," and Article VII, "General Matters," of the Registrant's Bylaws, incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(a) Form of Amendment to the Investment Advisory Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(2)
Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and DoubleLine Capital LP is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(3) Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Franklin Advisers, Inc. is

incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(4)
Form of Sub-Advisory Agreement for the Opportunistic Fixed Income Fund between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) Loomis, Sayles & Company, L.P. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(5)
Form of Sub-Advisory Agreement for the Managed Futures Strategy Fund between AssetMark, Inc. and AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(e)		Underwriting Contracts.

(1)
Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2015.

(a) Form of Amendment to Distribution Agreement between GPS Funds II and AssetMark Brokerage, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(f)		Bonus or Profit Sharing Contracts.

Not Applicable.

(g)		Custodian Agreements.

(1)
Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated July 16, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2015.

(c)
Fourth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(2)
Form of Custody Agreement between the Registrant and Bank of New York Mellon is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(3)
Special Custody Account Agreement between the GuideMark® Opportunistic Fixed Income Fund, Loomis, Sayles & Company, L.P. and Bank of New York Mellon is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(h)	Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N‑1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(4)
Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(a)
Form of Amendment to Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(b)
Form of Second Amended and Restated Administrative Services Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

	(5)	Form of Participation Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(6)
Amended and Restated Expense Limitation Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2015.

(a) Form of Amendment to Amendment and Restated Expense Limitation Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(i)	Legal Opinion.

	(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to:

(i) the GuidePath®  Strategic Asset Allocation Fund; (ii) GuidePath®  Tactical Constrained Asset Allocation Fund; (iii) GuidePath®  Tactical Unconstrained Asset Allocation Fund; (iv) GuidePath®  Absolute Return Asset Allocation Fund; (v) GuideMark®  Global Real Return Fund; and (vi) GuideMark®  Opportunistic Fixed Income Fund, is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePath®  Multi-Asset Income Asset Allocation Fund; (ii) GuidePath®  Altegris® Diversified Alternatives Allocation Fund; and (iii) GuidePath®  Fixed Income Allocation Fund is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(3)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to GuidePath® Managed Futures Strategy Fund is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(j)	Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(2) Power of Attorney is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(k)		Omitted Financial Statements.

Not Applicable.

(l)		Initial Capital Agreements.

(1) Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(m)		Rule 12b-1 Plan.

	(1)	Amended and Restated Rule Distribution Plan (12b-1 Plan) is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(n)		Rule 18f-3 Plan.

	(1)	Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(p)		Codes of Ethics.

(1)
Code of Ethics of Registrant, AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and AssetMark Brokerage TM – is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2016.

	(2)	Code of Ethics for SSGA Funds Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2015.

	(3)	Code of Ethics for DoubleLine Capital LP – is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2016.

	(4)	Code of Ethics for Franklin Advisers, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

	(5)	Code of Ethics for Loomis, Sayles & Company, L.P. – is incorporated herein by reference to the

Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2016.

(6)	Code of Ethics for AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Declaration of Trust, adopted as of October 20, 2010, and amended and restated as of January 6, 2011.

(b)	Form of Investment Advisory Agreement between the Registrant and AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) as provided for in Section 10 of the Agreement.

(c)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Franklin Advisers, Inc., as provided for in Section 10 of the Agreement.

(d)
Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and Loomis, Sayles & Company, L.P., as provided for in Section 10 of the Agreement.

(e)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and SSGA Funds Management, Inc., as provided for in Section 10 of the Agreement.

(f)	Form of Sub-Advisory Agreement between AssetMark, Inc. and AlphaSimplex Group, LLC as provided for in Section 10 of the Agreement.

(g)	Form of Sub-Advisory Agreement between AssetMark, Inc. (formerly known as Genworth Financial Wealth Management, Inc.) and DoubleLine Capital LP as provided for in Section 10 of the Agreement.

(h)	Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC, as provided for in Section 2 of the Agreement.

(i)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement.

(j)	Form of Custody Agreement between the Registrant and Bank of New York Mellon, as provided for in Article VIII of the Agreement.

(k)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund

Services, LLC, as provided for in Section 5 of the Agreement.
(l)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement.

(m)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

AssetMark, Inc. is the investment advisor to each of the Registrant's series, which currently consists of: GuidePath® Growth Asset Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Flexible Income Allocation Fund, and GuidePath® Managed Futures Strategy Fund. AssetMark, Inc. is a registered investment advisor under the Investment Advisors Act of 1940. AssetMark, Inc. is located at 1655 Grant Street, 10th Floor, California 94520 and is primarily engaged in providing investment management services.  Additional information regarding AssetMark, Inc., and information as to the officers and directors of AssetMark, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission ("SEC") (registration number 801-56323), and is incorporated herein by reference.

DoubleLine Capital LP ("DoubleLine"), is a sub-advisor for the Registrant's GuideMark® Opportunistic Fixed Income Fund.  DoubleLine has its principal place of business at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  Additional information as to DoubleLine and the directors and officers of DoubleLine is included in DoubleLine's Form ADV filed with the Commission (File No. 801-70942), which is incorporated herein by reference and sets forth the officers and directors of DoubleLine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Franklin Advisers, Inc. ("Franklin"), is a sub-advisor for the Registrant's GuideMark® Opportunistic Fixed Income Fund.  Franklin has its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906.  Additional information as to Franklin and the directors and officers of Franklin is included in Franklin's Form ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Loomis, Sayles & Company, L.P. ("Loomis Sayles"), is a sub-advisor for the Registrant's GuideMark® Opportunistic Fixed Income Fund.  Loomis Sayles has its principal place of business at One Financial Center, Boston, Massachusetts 02111.  Additional information as to Loomis Sayles and the directors and officers of Loomis Sayles is included in Loomis Sayles's Form ADV filed with the Commission (File No. 801-170), which is incorporated herein by reference and sets forth the executive officers and directors of Loomis Sayles.

AlphaSimplex Group, LLC ("AlphaSimplex"), is a sub-advisor for the Registrant's GuidePath® Managed Futures Strategy Fund. AlphaSimplex has its principal place of business at 255 Main Street, Cambridge, MA 02142. Additional information as to AlphaSimplex and the directors and officers of AlphaSimplex is included in AlphaSimplex's Form ADV filed with the Commission (File No. 801-62448), which is incorporated herein by reference and sets forth the executive officers and directors of AlphaSimplex.

ITEM 32.  PRINCIPAL UNDERWRITER

(a) AssetMark Brokerage™, LLC, located at 1655 Grant Street, 10th Floor, Concord, California 94520, serves as principal underwriter for the following other investment companies:

Savos Investments Trust
GPS Funds I

(b) The information required by this Item 32 with respect to each director and officer of AssetMark Brokerage™, LLC, is incorporated herein by reference to Schedule A of Form BD filed by AssetMark Brokerage™, LLC, pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-69391).

(c) Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:	Are located at:
Registrant's Investment Advisor:	AssetMark, Inc. 1655 Grant Street, 10th Floor Concord, California 94520
Registrant's Fund Accountant, Administrator and Transfer Agent:	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant's Investment Sub-Advisors:
DoubleLine Capital LP	DoubleLine Capital LP 333 South Grand Avenue, 18th Floor Los Angeles, California 90071
Franklin Advisers, Inc.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403
Loomis, Sayles & Company, L.P.	Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111
AlphaSimplex Group, LLC	255 Main Street Cambridge, MA 02142
Registrant's Custodians:	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212 Bank of New York Mellon One Wall Street New York, New York 10286
Registrant's Distributor:	AssetMark Brokerage™, LLC 1655 Grant Street, 10th Floor Concord, California 94520

ITEM 34. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.  UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to its registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on May 12, 2017.

GPS FUNDS II

By:	/s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen	President, Trustee and Chairman	May 12, 2017
Carrie E. Hansen

David M. Dunford *	Trustee	May 12, 2017
David M. Dunford

Paul S. Feinberg *	Trustee	May 12, 2017
Paul S. Feinberg

Dennis G. Schmal*	Trustee	May 12, 2017
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	May 12, 2017
Patrick R. Young

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS
Exhibit No.	Description of Exhibit